SHARE-BASED COMPENSATION and STOCK OPTIONS	12 Months Ended
Dec. 31, 2016
SHARE-BASED COMPENSATION and STOCK OPTIONS
SHARE-BASED COMPENSATION and STOCK OPTIONS
NOTE 4 — SHARE-BASED COMPENSATION and STOCK OPTIONS

Prior to the Company’s IPO, the Company granted awards of restricted Class A Membership Interests to board members in exchange for services. These membership interests awards, which were converted to restricted common shares (7:1 ratio) at the time of the corporate conversion in March 2014, were originally scheduled to vest over a period of either three or four years with the first year beginning on the date the member joined the board. In each case, the restricted common shares involved accelerated vesting upon a change of control or other business combination. The fair value of the membership interests, at the time they were granted, was equal to the per-membership interest value of the most recent private placement ($50 per membership interest on a pre-conversion basis). Total compensation expense in the amount of $100,000 has been recognized as director fees for each of the years ended December 31, 2016 and 2015.

The following table summarizes the restricted common stock at December 31, 2016:

Restricted Common Stock
Nonvested at January 1, 2015	42,000
Granted	—
Forfeited	—
Vested	(14,000)
Nonvested at December 31, 2015	28,000

Granted	—
Forfeited	—
Vested	(14,000)
Nonvested at December 31, 2016	14,000

As of December 31, 2016, there was $20,833 of total unrecognized compensation expense related to these awards. That expense is expected to be recognized over a weighted average period of 0.25 years.

In November 2013, the board of directors adopted the 2013 Equity Incentive Plan. The plan became effective as of the completion of the corporate conversion and the closing of the IPO. The 2013 Equity Incentive Plan currently reserves 2,141,169 common shares, of which 696,156 are still available for issuance. The purpose of the plan is to attract and retain directors, officers, and employees whose services are considered valuable to the Company.

In January 2015, the Company granted stock options to purchase 251,000 common shares to its five employees, outside directors, and certain non-employee consultants. The options were issued pursuant to the 2013 Equity Incentive Plan at an exercise price of $11.35, with one-half of the options vesting upon issuance and the balance vesting evenly over the subsequent 24 months. A portion of the January stock option grant, 35,000 fully vested options, were granted to non-employees for services rendered. As such, the Company expensed $353,150, the entire portion of those non-employee grants, at the grant date.

In January 2016, the Company granted stock options to purchase 287,500 common shares to its employees, outside directors, and certain non-employee consultants. The options were issued pursuant to the 2013 Equity Incentive Plan at an exercise price of $10.16, with one-half of the options vesting upon issuance and the balance vesting evenly over the subsequent 24 months. A portion of the January stock option grant, 27,500 fully vested options, were granted to non-employees for services rendered. As such, the Company expensed $181,775, the entire portion of those non-employee grants, at the grant date.

In the third quarter of 2016, the Company granted stock options to purchase 45,226 common shares to an outside director and non-employee consultant. The options were issued pursuant to the 2013 Equity Incentive Plan at respective exercise prices ranging from $11.42 to $12.59, with vesting periods consistent with the services rendered.

In the fourth quarter of 2016, two Company employees were terminated. In accordance with their employment agreements, their options became fully vested as of the date of their termination. As such, the Company expensed $144,920, the entire balance of the remaining unrecognized compensation for the unvested options. The Company also modified the compensation agreement of a director of Dipexium Pharmaceuticals Ireland, Ltd. In lieu of any additional directors fees, the Company agreed to fully vest the directors outstanding options resulting in an expense of $274,139.

Compensation expense associated with these awards is recognized over the vesting period based on the fair value of the option at the grant date determined based on the Black-Scholes model. Option valuation models require the input of highly subjective assumptions including the expected price volatility. The Company’s employee stock options have characteristics significantly different from those of traded options, and changes in the subjective input assumptions can materially affect the fair value estimate.

Because there is no public market for the Company’s stock options and very little historical experience with the Company’s stock, similar public companies were used for comparison and expectations as to the price volatility assumptions required for fair value computation using the Black-Scholes methodology.

The Company determined the fair value of the option awards using the Black-Scholes option pricing model and the following weighted average assumptions for options issued during the respective periods:

	Year Ended	Year Ended
	December 31, 2016	December 31, 2015
Expected term	5.67 years	5.65 years
Volatility	63.4	62.1%
Dividend yield	0%	0%
Risk free interest rate	1.53%	1.58%

ASC 718 requires stock compensation expense to be recorded net of estimated forfeitures. The Company currently estimates there will be no forfeitures of options.

A summary of the Company’s stock option activity is as follows:

		Weighted Average
	Number of Options	Exercise Price

Outstanding at January 1, 2015	861,287	$13.90
Granted	251,000	$11.35
Forfeited	—
Outstanding and expected to vest at December 31, 2015	1,112,287	$13.32

Granted	332,726	$10.35
Forfeited	—
Outstanding and expected to vest at December 31, 2016	1,445,013	$12.64

Compensation expense relating to options for the years ended December 31, 2016 and 2015 was $3,538,914 and $3,175,908, respectively. The total compensation expense not yet recognized as of December 31, 2016 was $565,470. The weighted average vesting period over which the total compensation expense will be recorded related to unvested options not yet recognized as of December 31, 2016 was approximately 0.6 years. The weighted average grant date fair value of options granted during the year were $5.02 and $7.61 as of December 31, 2016 and 2015, respectively. The intrinsic value of the stock options was $0 as of both December 31, 2016 and 2015, with a remaining weighted average contractual life of 5.24 years. Total options excercisable at December 31, 2016 were 1,315,229.